                                              Rule 497(d)
                                              Reg. No. 333-20071



                       National Municipal Trust Series 190


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.